Other Acquired Rights - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Acquired Rights [Line Items]
Amortization recognized	$ 1,505,069	$ 1,329,620	$ 1,169,432
Other acquired rights [Member]
Disclosure Of Other Acquired Rights [Line Items]
Amortization recognized	$ 16,697	$ 16,696	$ 16,696